Income Tax (Tables)	6 Months Ended
Jun. 30, 2020
Income tax
Schedule of Loss (Income) Before Income Taxes

Loss (income) before income taxes consists of:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Cayman	(189)	591
BVI	—	—
PRC	76,299	112,320
HK	3,109	4,983
US	4,047	10,336
AUST	8	387
	83,274	128,617

Schedule of Reconciliations of PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the six months ended June 30, 2019 and 2020 are as follows:

	Six months ended June 30,
	2019	2020
	(Unaudited)
Statutory income tax rate	25%	25%
Share-based compensations	(1.11%)	(1.02%)
Non-deductible expenses	(0.13%)	(0.40%)
Prior year tax filing adjustment	1.50%	1.85%
Effect of different tax rate of subsidiary operation in other jurisdictions	(0.77%)	(0.52%)
Preferential tax rate	(8.92%)	(8.72%)
Effect of change in tax rate	(7.12%)	—
Changes in valuation allowance	(8.45%)	(16.19%)
Effective income tax rate	—	—

Schedule of Components of Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

Six months ended June 30,
2020
$

Deferred tax assets:
Depreciation of property and equipment, net	69
Government grants	372
Deferred revenue	1,907
Net operating loss forwards	102,579
Less: valuation allowance	(104,927)
Deferred tax assets, net	—

Schedule of Movement of Valuation Allowance

Movement of the valuation allowance is as follows:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Balance as of January 1,	(49,928)	(63,215)
Additions	(16,471)	(41,712)
Balance as June 30	(66,399)	(104,927)